UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-23619

Aspiriant Risk-Managed Capital Appreciation Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Ann Maurer

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2217

Date of fiscal year end: March 31

Date of reporting period: March 31, 2024

Item 1.  Reports to Stockholders

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND

Annual Report

March 31, 2024

ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND

TABLE OF CONTENTS

Letter to Shareholders (Unaudited)	2
Growth of a $25,000 Investment and Fund Performance (Unaudited)	4
Consolidated Schedule of Investments	5
Consolidated Summary of Investments	7
Consolidated Statement of Assets and Liabilities	8
Consolidated Statement of Operations	9
Statements of Changes in Net Assets	10
Consolidated Statement of Cash Flows	11
Financial Highlights	12
Notes to Consolidated Financial Statements	13
Report of Independent Registered Public Accounting Firm	24
Other Information (Unaudited)	25
Fund Management (Unaudited)	28

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ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND

Letter to Shareholders

March 31, 2024 (Unaudited)

The Aspiriant Risk-Managed Capital Appreciation Fund (“XACAX” or the “Fund”) returned 13.73% for the one-year period ended March 31, 2024. Over the same period, the Fund’s benchmark, the MSCI ACWI Index (the “Benchmark”), returned 23.22%.

The Fund’s Market exposure is made up of allocations to exchange-traded funds and mutual funds providing the Fund a level of liquidity and broad exposure to global equities. Another year of outperformance by growth equity securities caused the market sleeve to underperform the Benchmark. Especially those with some value tilt or long/short strategies, such as the DFA Global Equity Portfolio and the D.E. Shaw All Country Global Alpha Extension Fund, L.L.C.

Commingled limited partnerships and mutual funds provided exposure to a range of security types (e.g., public equity, public debt, options, futures, forwards, and other derivatives) and strategies (e.g., global macro, equity long/short, relative value, market neutral, arbitrage). Several partnerships outperformed the Benchmark including those that employed technology focused and health care strategies.

Lastly, the Fund’s allocations to private equity and venture capital contributed positively to the Fund’s performance but underperformed the Benchmark. The private market has been slower to markup portfolio company values reducing volatility during the down market. Energy investments as well as health care funds outperformed the Benchmark. Underperformers included our China food focused fund and funds with investments in very early growth strategies.

Thank you for your investment in the Fund.

John Allen
Portfolio Manager
Chief Investment Officer, Aspiriant, LLC

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-997-9971.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities should not be construed as a recommendation by the Fund, the adviser or distributor.

An investment in the Shares is not suitable for you if you need foreseeable access to the money you invest. The Fund is an appropriate investment only for those investors who can tolerate a high degree of risk and do not require a liquid investment.

The Fund is subject to substantial risks — including market risks, industry concentration risks, strategy risks, valuation risks, and investment advisers to the Investment Funds (the “Underlying Manager”) risks. The Fund allocates its assets to Underlying Managers and invests in Investment Funds that invest in actively traded securities and other financial instruments using a variety of strategies and investment techniques that may involve significant risks. Investment Funds generally will not be registered as investment companies under the 1940 Act and, therefore, the Fund will not be entitled to the various protections afforded by the 1940 Act with respect to its investments in Investment Funds. The investment adviser will not have any control over the Underlying Managers, thus there can be no assurances that an Underlying Manager will manage its Investment Funds in a manner consistent with the Fund’s investment objective.

The Fund intends to offer to repurchase approximately 5% of its outstanding Shares (generally each quarter), and there is no guarantee that Shareholders will be able to sell all of the Shares that they desire to sell in any particular repurchase offer. If a repurchase offer is oversubscribed, the Fund may repurchase only a pro rata portion of the Shares tendered by each Shareholder. The potential for proration may cause some investors to tender more Shares for repurchase than they

3

ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND

LETTER TO SHAREHOLDERS (Continued)

March 31, 2024 (Unaudited)

wish to have repurchased. The decision to offer to repurchase Shares is at the sole discretion of the Board of Trustees (the “Board”) and the Board may, under certain circumstances, elect not to offer to repurchase Shares. Various other types of risks are also associated with investments in the Fund, including risks relating to the fund of funds structure of the Fund, risks relating to compensation arrangements and risks relating to industry concentration.

Each prospective investor in the Fund will be required to certify that it is an “accredited investor” within the meaning of Rule 501 under the Securities Act of 1933, as amended. The criteria for qualifying as an “accredited investor” are set forth in the investor application that must be completed by each prospective investor.

The views expressed are those of the authors at the time created. They do not necessarily reflect the views of other persons in the Aspiriant, LLC organization. These views are subject to change at any time based on market and other conditions, and Aspiriant, LLC disclaims any responsibility to update such views. No forecasts can be guaranteed. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any Aspiriant, LLC portfolio.

Please consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus that contains this and other information about the Fund is available by calling 1-877-997-9971 and should be read carefully prior to investing.

The below referenced unmanaged index does not reflect the deduction of fees and taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in their underlying securities.

The MSCI ACWI Index (ACWI) is a free float-adjusted market capitalization weighted index that is designed to measure the equity performance of developed and emerging markets. ACWI covers the Large and Mid-Capitalization securities as defined by MSCI. Indices are unmanaged and have no fees. It is not possible to invest directly in an index.

Aspiriant Risk-Managed Capital Appreciation Fund is distributed by UMB Distribution Services, LLC. Aspiriant, LLC serves as the investment adviser of the Fund. UMB Distribution Services, LLC and Aspiriant, LLC are unaffiliated.

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ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND

Growth of a $25,000 Investment and Fund Performance

March 31, 2024 (Unaudited)

The above graph compares a hypothetical $25,000 investment in the Fund’s Shares, made at its inception, with similar investment in the MSCI ACWI Index.

Total Returns as of March 31, 2024	1 Year	Annualized Since Inception*
Aspiriant Risk-Managed Capital Appreciation Fund	13.73%	5.48%
MSCI ACWI Index (1)	23.22%	6.96%

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-997-9971, or go to www.aspiriantfunds.com.

The Investment Manager has entered into an investment management fee limitation agreement with the Fund, whereby the Investment Manager has agreed to waive its advisory fee from 0.50% to 0.10% through April 1, 2025. This arrangement may be terminated only by the Fund’s Board of Trustees.

*	For the period close of business April 1, 2021 (commencement of operations) through March 31, 2024.

(1)

The MSCI ACWI Index, which captures large and mid-cap representation, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. Returns include the reinvestment of distributions but do not consider sales charges. Performance is shown for illustrative purposes only and does not predict or depict the performance of the Fund.

The above referenced unmanaged index does not reflect the deduction of fees and taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest in an index, although they can invest in their underlying securities.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

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ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND

Consolidated Schedule of Investments

As of March 31, 2024

	Type of Investment	Units / Shares	Cost	Fair Value
MARKETABLE SECURITIES (29.27%)
EXCHANGE-TRADED FUND (1.16%)
iShares MSCI ACWI ETF	Exchange-traded fund	15,833	$1,600,635	$1,743,688
TOTAL EXCHANGE-TRADED FUND			1,600,635	1,743,688

FOREIGN COLLECTIVE INVESTMENT FUND (2.76%)
GMO Equity Dislocation Investment Fund - Class A	Foreign fund	183,672	4,059,974	4,149,157
TOTAL FOREIGN COLLECTIVE INVESTMENT FUND			4,059,974	4,149,157

MUTUAL FUNDS (25.35%)
American Funds New Perspective Fund F-3	Mutual fund	205,097	11,199,999	12,437,068
DFA Global Equity Portfolio I	Mutual fund	410,785	12,512,706	13,502,506
GMO Quality Fund VI	Mutual fund	381,061	11,115,845	12,132,984
TOTAL MUTUAL FUNDS			34,828,550	38,072,558

TOTAL MARKETABLE SECURITIES			40,489,159	43,965,403

	Investment Strategy			Acquisition Date
PORTFOLIO FUNDS [a,b] (69.21%)
MEMBERSHIP INTERESTS (0.13%)
New Mountain Investments III, LLC[c]	Buyout	$208,517	$196,061	12/19/2007
TOTAL MEMBERSHIP INTERESTS		208,517	196,061

PARTNERSHIP INTERESTS (69.08%)
Accolade Partners VII-C, L.P.[d]	Private Equity	1,372,500	1,685,557	12/7/2020
Adams Street Partnership Fund-2008 Non-U.S. Fund, L.P.	Private Equity	1,117,285	1,780,074	1/3/2008
AQR Delphi Long-Short Equity Fund, L.P.	Long/Short	5,500,000	8,914,088	4/1/2020
Black River Capital Partners Fund (Food) L.P.[c]	Private Equity	4,146,724	1,881,185	8/5/2011
Blackstone Life Sciences V L.P.	Private Equity	2,980,915	3,730,926	1/10/2020
Capital Dynamics Champion Ventures VII	Venture Capital	2,053,988	5,546,471	2/16/2012
Centerbridge Special Credit Partners	Private Credit	—	28,816	10/27/2009
Coatue Qualified Partners, L.P.	Long/Short	3,629,823	7,900,612	11/1/2017
Gavea Investment Fund IV A, L.P.	Private Equity	1,424,075	213,342	7/1/2011
Industry Ventures Secondary X, L.P.	Venture Capital	300,000	300,000	1/2/2024
Kayne Anderson Energy Fund V (QP), L.P.[c]	Private Equity	2,985,794	1,319,306	7/1/2009
Oaktree Opportunities Fund X, L.P.	Private Credit	130,500	1,513,025	2/4/2016
Oaktree Opportunities Fund Xb, L.P.[c]	Private Credit	6,865,000	11,064,616	6/18/2018
RA Capital Healthcare Fund, L.P.	Long/Short	6,000,000	11,292,124	2/1/2019
RA Capital Nexus Fund III, L.P.	Private Equity	2,000,000	2,651,489	12/17/2021
Renaissance Institutional Diversified Global Equities Onshore Fund L.P.	Long/Short	7,909,049	6,345,805	7/1/2018

6

ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND

Consolidated Schedule of Investments (Continued)

As of March 31, 2024

	Investment Strategy	Units / Shares	Cost	Fair Value	Acquisition Date
PORTFOLIO FUNDS [a,b] (Continued)
PARTNERSHIP INTERESTS (Continued)
Revolution Ventures II, L.P.	Venture Capital		$3,643,072	$3,130,689	10/24/2013
Stripes V, L.P.	Private Equity		9,241,565	11,867,301	7/7/2021
The Children’s Investment Fund L.P.	Long/Short		3,000,000	9,647,306	11/1/2017
Viking Global Opportunities L.P.	Long/Short		10,000,000	12,811,516	1/1/2021
Vintage V, L.P.	Buyout		2,004,461	127,049	8/20/2008
TOTAL PARTNERSHIP INTERESTS			76,304,751	103,751,297

TOTAL PORTFOLIO FUNDS			76,513,268	103,947,358
	Type of Investment	Principal Amount
SHORT-TERM INVESTMENT (2.73%)
UMB Bank, Money Market Special II, 5.18%[c,e]	Bank Deposit	$4,106,655	4,106,655	4,106,655
TOTAL SHORT-TERM INVESTMENT			4,106,655	4,106,655

TOTAL INVESTMENTS (101.21%)			$121,109,082	$152,019,416
Other assets less liabilities (-1.21%)				(1,826,130)

TOTAL NET ASSETS (100.00%)				$150,193,286

[a]	Portfolio Funds are generally offered in private placement transactions and as such are illiquid and generally restricted as to resale (see Notes 3 & 5).
[b]	Non-income producing security.
[c]	All or a portion of this investment is made through the wholly owned subsidiary RMCA Subholding, LLC (see Note 2).
[d]	Affiliated investment for which ownership exceeds 5% of the investment’s capital (see Note 5).
[e]	The rate is the annualized seven-day yield at period end.

All investments are domiciled in the United States of America, except GMO Equity Dislocation Investment Fund - Class A which is domiciled in Ireland and Gavea Investment Fund IV A, L.P. which is domiciled in Brazil.

See accompanying Notes to Consolidated Financial Statements.

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ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND

Consolidated Summary of Investments

As of March 31, 2024

SECURITY TYPE	Percent of Total Net Assets
MARKETABLE SECURITIES
Exchange-Traded Fund	1.16%
Foreign Collective Investment Fund	2.76
Mutual Funds	25.35
TOTAL MARKETABLE SECURITIES	29.27
PORTFOLIO FUNDS
Membership Interests	0.13
Partnership Interests	69.08
TOTAL PORTFOLIO FUNDS	69.21
SHORT-TERM INVESTMENT	2.73
TOTAL INVESTMENTS	101.21
Liabilities in excess of other assets	(1.21)
TOTAL NET ASSETS	100.00%

See accompanying Notes to Consolidated Financial Statements.

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ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND

Consolidated Statement of Assets and Liabilities

As of March 31, 2024

ASSETS:
Unaffiliated investments, at fair value (cost $119,736,582)	$150,333,859
Affiliated investments, at fair value (cost $1,372,500)	1,685,557
Cash held in escrow	850,281
Dividend receivable	16,002
Prepaid expenses	22,721
Other receivables	800
Total Assets	$152,909,220

LIABILITIES:
Payable for shares redeemed	$1,285,715
Subscriptions received in advance	820,000
Deferred tax liability	410,550
Administration and accounting fees payable	41,991
Management fee payable	37,884
Administrative services fees payable	37,884
Custody fees payable	4,847
Transfer agent fees and expenses payable	2,071
Other expenses payable	74,992
Total Liabilities	2,715,934

Commitments and contingencies (see Note 3)

NET ASSETS	$150,193,286

NET ASSETS CONSIST OF:
Paid-in capital (unlimited shares authorized, par value of $0.001 per share)	108,254,403
Total distributable earnings	41,938,883
NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$150,193,286

SHARES ISSUED AND OUTSTANDING	13,030,803
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$11.53

See accompanying Notes to Consolidated Financial Statements.

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ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND

Consolidated Statement of Operations

For the Year Ended March 31, 2024

INVESTMENT INCOME:
Dividend income from unaffiliated marketable securities	$916,450
Income distributions from unaffiliated Portfolio Funds (net of withholding tax of $12,435)	400,407
Interest income from unaffiliated investments	10,674
Total Income	1,327,531

EXPENSES:
Management fee	705,954
Administration and accounting fees	147,781
Administrative services fees	141,191
Legal fees	134,736
Trustees’ fees and expenses	63,000
Audit and tax fees	61,150
Registration fees	35,514
Transfer agent fees and expenses	26,715
Compliance fees	26,658
Professional fees	14,548
Custody fees	16,437
Insurance fees	7,941
Other expenses	33,565
Total Expenses	1,415,190
Expenses Waived by Investment Manager	(564,763)
Net Expenses	850,427
Net Investment Income	477,104

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on unaffiliated investments	4,206,206
Capital gain distributions from unaffiliated marketable securities	4,608,421
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	8,954,554
Affiliated investments	253,160
Deferred tax (expense)/benefit	(410,550)
Net change in unrealized appreciation (depreciation), net of deferred income tax	8,797,164
Total net realized and unrealized gain (loss), net of income tax	17,611,791
Net Increase in Net Assets Resulting from Operations	$18,088,895

See accompanying Notes to Consolidated Financial Statements.

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ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND

Statements of Changes in Net Assets

	For the Year Ended March 31, 2024*	For the Year Ended March 31, 2023
CHANGE IN NET ASSETS FROM:
OPERATIONS:
Net investment income (loss)	$477,104	$(396,931)
Net realized gain on investments	4,206,206	3,667,696
Capital gain distributions from marketable securities	4,608,421	432,738
Net change in unrealized appreciation (depreciation) on investments, net of deferred income tax	8,797,164	(12,451,996)
Change in Net Assets Resulting from Operations	18,088,895	(8,748,493)

DISTRIBUTIONS TO SHAREHOLDERS:
Income and capital gain distributions	(2,415,970)	—
Change in Net Assets Resulting from Distributions	(2,415,970)	—

CAPITAL SHARE TRANSACTIONS:
Shares sold	10,400,000	4,936,900
Shares issued for reinvestment of distributions	2,019,842	—
Shares redeemed	(3,894,473)	(18,578,684)
Change in Net Assets Resulting from Capital Transactions	8,525,369	(13,641,784)

Change in Net Assets	$24,198,294	$(22,390,277)

NET ASSETS:
Beginning of period	125,994,992	148,385,269
End of period	$150,193,286	$125,994,992

TRANSACTIONS IN SHARES:
Shares sold	984,670	476,032
Shares issued for reinvestment of distributions	194,965	—
Shares redeemed	(355,773)	(1,839,893)
Change in Shares Outstanding	823,862	(1,363,861)

*	Includes consolidated accounts of RMCA Subholding, LLC (see Note 2).

See accompanying Notes to Consolidated Financial Statements.

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ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND

Consolidated Statement of Cash Flows

For the Year Ended March 31, 2024

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets from operations	$18,088,895
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of long-term investments	(121,848,796)
Proceeds from sales of long-term investments	112,079,717
Realized gain distribution proceeds	948,836
Return of capital distribution proceeds	2,574,987
Proceeds from sales of short-term investments, net	244,609
Net realized gain on investments	(4,206,206)
Capital gain distributions from unaffliliated marketable securities	(4,608,421)
Net change in unrealized (appreciation) depreciation on:
Unaffiliated Investments	(8,954,554)
Affiliated Investments	(253,160)
Change in operating assets and liabilities:
Due from marketable securities	500,000
Dividend receivable	(1,795)
Prepaid expenses	3,075
Other receivables	1,040
Administration and accounting fees payable	(1,808)
Management fee payable	5,643
Administrative services fees payable	5,643
Deferred tax liability	410,550
Transfer agent fees and expenses payable	(668)
Custody fees payable	2,360
Other expenses payable	20,220
Net Cash Used in Operating Activities	(4,989,833)

CASH FLOWS FROM FINANCING ACTIVITIES:
Shares sold (net of change in subscriptions received in advance)	8,559,000
Distributions (net of change in reinvestments)	(396,128)
Shares redeemed (net of change in payable for shares redeemed)	(5,088,464)
Net Cash Provided by Financing Activities	3,074,408

Net Change in Cash and Cash held in escrow	(1,915,425)

Cash and Cash held in escrow at Beginning of Year[1]	2,765,706

Cash and Cash held in escrow at End of Year[1]	$850,281

Supplemental schedule of non-cash activity:
Reinvestment of distributions	$2,019,842

[1]	Cash includes cash and cash held in escrow, as outlined further on the Consolidated Statement of Assets and Liabilities.

See accompanying Notes to Consolidated Financial Statements.

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ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND

Financial Highlights

Per share data and ratios for a share outstanding throughout each period.

	For the Year Ended March 31, 2024*	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022[1]
Net Asset Value, Beginning of Period	$10.32	$10.93	$10.00

Income from Investment Operations
Net investment income (loss)[2]	0.04	(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments	1.36	(0.58)	0.96
Total from investment operations	1.40	(0.61)	0.93

Less Distributions:
From net realized gain	(0.19)	—	—
Total distributions	(0.19)	—	—

Net Asset Value, End of Period	$11.53	10.32	$10.93

Total Return	13.73%	(5.58)%	9.30%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$150,193	$125,995	$148,385
Net investment income (loss)[3]	0.34%	(0.30)%	(0.25)%
Expenses before expense waiver and tax expense/(benefit)[3,4]	1.00%	1.05%	0.95%
Expense waiver	(0.40)%	(0.40)%	(0.40)%
Expenses net of expense waiver, but before tax expense/(benefit)[3,5]	0.60%	0.65%	0.55%
Tax expense/(benefit)[6]	0.29%	0.00%	0.00%
Expenses net of expense waiver and after tax expense/(benefit)[3,7]	0.89%	0.65%	0.55%
Portfolio turnover rate	82%	6%	13%

*	Includes consolidated accounts of RMCA Subholding, LLC (see Note 2).

[1]	Reflects operations from April 1, 2021 (commencement of operations) to March 31, 2022.

[2]	Per share data is computed using the average shares method.

[3]

The ratios of expenses and net investment income or loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

[4]	Represents the ratio of expenses to average net assets excluding the expense waiver by the Investment Manager and current and deferred tax expense/(benefit) (see Notes 6 and 8).

[5]	Represents the ratio of expenses to average net assets including the expense waiver by the Investment Manager and excluding current and deferred tax expense/(benefit) (see Notes 6 and 8).

[6]	Includes deferred tax expense/(benefit) derived from the net investment income/loss and realized and unrealized gains/losses (see Note 8).

[7]	Represents the ratio of expenses to average net assets including the expense waiver by the Investment Manager and current and deferred tax expense/(benefit) (see Notes 6 and 8).

See accompanying Notes to Consolidated Financial Statements.

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ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND

Notes to Consolidated Financial Statements

March 31, 2024

1.	ORGANIZATION

Aspiriant Risk-Managed Capital Appreciation Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund operates under an Agreement and Declaration of Trust dated November 10, 2020. The Fund commenced its operations on April 1, 2021, after the conversion of the Global Capital Opportunities, L.P. (the “Private Fund”), a privately offered investment fund managed by the Investment Manager (as defined below) with investment policies, objectives, guidelines, and restrictions that were in all material respects equivalent to those of the Fund. The Fund offers shares of beneficial interest (“Shares”). Aspiriant, LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is a “fund of funds” that intends to invest primarily in general or limited partnerships, U.S. and foreign funds, corporations, trusts or other investment vehicles (collectively, “Investment Funds”) that invest or trade in a wide range of securities. The Fund intends to invest its assets in U.S. and foreign markets, including emerging markets, securities and Investment Funds.

The Board of Trustees (the “Board”) of the Fund has the overall responsibility for monitoring the operations of the Fund, including the Investment Manager.

2.	SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation and Use of Estimates – The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies (“ASC 946”). The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Consolidation of a Subsidiary – RMCA Subholding, LLC (the “Subsidiary), is a wholly-owned corporate subsidiary of the Fund. The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets, Consolidated Statement of Cash Flows and the Consolidated Financial Highlights of the Fund include the accounts of its Subsidiary. As of and for the period ended March 31, 2024, all intercompany accounts and transactions have been eliminated in consolidation. The inception date of the Subsidiary was January 1, 2024. On March 31, 2024, the Subsidiary had net assets of $14,669,939 which equals 9.77% of the Fund’s net assets.

Cash – Cash and cash held in escrow for Shares tendered and Shares received in advance, if any, may include demand deposits. Such deposits, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

Investment Valuation – The Board has delegated day-to-day management of the valuation process to the Investment Manager as the appointed Valuation Designee, which has established a valuation committee to carry out this function. The Valuation Designee is subject to the oversight of the Board. The Valuation Designee is responsible for assessing and managing key valuation risks, and is generally to review valuation methodologies, valuation determinations, and any information provided by the Investment Manager.

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ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND

NOTES TO Consolidated FINANCIAL STATEMENTS (Continued)

March 31, 2024

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

Investments in Portfolio Funds – As a practical expedient, the Fund estimates the fair value of interests in Portfolio Funds (“Portfolio Funds’ Interests”) that do not have a readily determinable fair value using the net asset value (“NAV”) per share (or equivalent, such as member units, or an ownership interest in partners’ capital to which a proportionate share of net assets is attributed) of the Portfolio Funds as determined by the respective investment manager (“Portfolio Fund’s Manager”), if the NAV per share of the Portfolio Fund (or its equivalent) is calculated in a manner consistent with measurement principles in ASC 946 as of the reporting entity’s measurement date. If the NAV per share (or its equivalent) of the Portfolio Fund is not as of the Fund’s measurement date or is not calculated in a manner consistent with the measurement principles of ASC 946, the Fund may adjust the most recent NAV per share (or its equivalent) as necessary in order to estimate the fair value for the Portfolio Fund in a manner consistent with the measurement principles of ASC 946 as of the Fund’s measurement date. The Fund will deviate from the NAV (or its equivalent) if it is probable at the measurement date that the Fund will redeem a portion of a Portfolio Fund at an amount different from the NAV per share (or its equivalent).

Investments in Portfolio Funds are subject to the terms of the Portfolio Funds’ offering documents. Valuations of Portfolio Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Portfolio Funds’ Managers as required by the Portfolio Funds’ offering documents. If the Valuation Designee determines that the most recent NAV (or its equivalent) reported by the Portfolio Fund does not represent fair value or if the Portfolio Fund fails to report a NAV to the Fund, a fair value determination is made under procedures established by and under the general supervision of the Valuation Designee. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material. Prospective investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s net assets if the judgments of the Valuation Designee, or the Portfolio Funds’ Managers should prove to be incorrect. The Portfolio Funds’ Managers only provide determinations of the NAV of each Portfolio Fund on a monthly/ quarterly basis, in which event it will not be possible to determine the NAV of the Fund more frequently. The Portfolio Funds’ Interests in which the Fund invests or plans to invest are generally illiquid. The Fund may not be able to dispose of Portfolio Funds’ Interests that it has purchased. As of March 31, 2024, investments in Portfolio Funds were valued at $103,947,358, which represented 69.21% of the NAV of the Fund.

Investments in Marketable Securities – Investments in marketable securities listed or traded on an exchange are valued at their last traded price, as of the exchange’s official close of business. The Fund does not adjust the quoted price for these investments even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

Redeemable securities issued by open-end investment companies and open-end foreign funds are valued at the respective investment company’s or foreign fund’s applicable NAV per share, with the exception of exchange-traded open-end investment companies which are priced as marketable securities.

Investment Transactions and Related Investment Income – All investment transactions are recorded on the trade date. Interest income on cash held in the Fund’s interest-bearing accounts is recognized on an accrual basis. Dividend income is recorded on ex-dividend dates. Distributions from marketable securities are classified as investment income or realized gains based on the U.S. income tax characteristics of the distribution. Distributions received from Portfolio Funds are recorded on the effective date, based on the character determined by the Portfolio Fund. Return of capital or security distributions received from Portfolio Funds and securities are accounted for as a reduction to cost. Net realized gain or loss on investments includes net investment gains or losses from marketable

15

ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND

NOTES TO Consolidated FINANCIAL STATEMENTS (Continued)

March 31, 2024

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

securities and realized gains or losses indirectly allocated to the Fund from investments in Portfolio Funds. Realized gains and losses from investments in Portfolio Funds are recognized when reported by those Portfolio Funds. Realized gains and losses from other investments are recorded on a specific identification basis.

Foreign Currency Translation – The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollar equivalents using period-end spot foreign currency exchange rates. Purchases and sales of investments, and their related income and expenses are translated at the rate of exchange on the respective dates of such transactions. Realized and unrealized gains and losses resulting from foreign currency changes are reflected in the Consolidated Statement of Operations as a component of net realized gain/(loss) and net change in unrealized appreciation on marketable securities and Portfolio Funds.

Federal Income Taxes – The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

In order to qualify as a Regulated Investment Company (“RIC”) for the tax year ending October 31, 2024, the Fund moved certain assets into a Subsidiary. The Subsidiary is a domestic limited liability company that is treated as a corporation for tax reporting and has a tax year end of October 31. The Subsidiary is subject to federal, state and local income taxes.

FASB ASC Topic 740, Income Taxes (“ASC 740”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax return to determine whether these positions meet a “more likely than not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained upon examination by a taxing authority. A tax position that meets the “more likely than not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations.

ASC 740 requires management of the Fund to analyze all open tax years for all major jurisdictions that may be subject to examination by a tax authority. The open tax years can include current years plus the prior three tax years, or all years if the Fund has been in existence for less than three years. As of and during the year ended March 31, 2024, the Fund has not recorded a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

3.	FAIR VALUE DISCLOSURE

In accordance with FASB ASC 820-10, Fair Value Measurement (“ASC 820”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level I measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level III measurements). ASC 820 provides three levels of the fair value hierarchy as follows:

Level I — Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date and on an-ongoing basis. Investments in marketable securities are classified at Level I in the fair value hierarchy.

16

ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND

NOTES TO Consolidated FINANCIAL STATEMENTS (Continued)

March 31, 2024

3.	FAIR VALUE DISCLOSURE (Continued)

Level II — Valuations based on observable inputs other than quoted prices in active markets for identical assets or liabilities.

Level III — Valuation techniques that require inputs that are both significant to the fair value measurement and are unobservable (e.g. supported by little or no market activity).

The following table summarizes the valuation of the Fund’s investments as of March 31, 2024, by the fair value hierarchy levels:

	Fair Value Measurements
Investments	Level I	Level II	Level III	NAV as Practical Expedient	Total
Marketable Securities	$43,965,403	$—	$—	$—	$43,965,403
Portfolio Funds	—	—	—	103,947,358	103,947,358
Short-term Investment	4,106,655	—	—	—	4,106,655
Total Investments	$48,072,058	$—	$—	$103,947,358	$152,019,416

Investments in Portfolio Funds valued at the NAV as practical expedient are not required under U.S. GAAP to be classified in the fair value hierarchy, however, they are included in the table above to reconcile the total value of investments.

A listing of the Portfolio Fund types held by the Fund and the related attributes, as of March 31, 2024 are shown in the table below:

Investment Category	Fair Value (in 000’s)	Unfunded Commitments (in 000’s)		Remaining Life*	Redemption Frequency*	Notice Period (in days)	Redemption Restriction Terms*
Core (1)	$56,911	$—		Indefinite	Monthly - Bi-yearly	30-120	May be subject to lockup periods (of up to 3 years) and/or investor and/or fund level gates of up to 20% per withdrawal date
Opportunistic (2)	47,036	15,827		Up to 12 years	None	N/A	N/A
	$103,947	$15,827	(3)

(1)	Investments in commingled limited partnerships that have exposure to a range of security types.

(2)	Consists of both private equity and venture capital investments.

(3)	As of March 31, 2024, the Fund had total outstanding commitments of $15,636,612 and $190,760 to the partnership interests and membership interests of Portfolio Funds, respectively.

*

The information summarized in the table above represents the general terms for the specified asset class. Individual Portfolio Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Portfolio Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

17

ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND

NOTES TO Consolidated FINANCIAL STATEMENTS (Continued)

March 31, 2024

4.	RISK FACTORS

The Fund’s investment activities expose it to various risks, which are associated with the markets and the financial instruments in which it invests (as discussed in Notes 2 and 3). The following summary is not intended to be a comprehensive summary of all risks inherent in investing in the Fund.

Credit – Financial instruments which potentially subject the Fund to concentrations of credit risk consist primarily of cash and cash equivalents, including cash held in escrow. Substantially, all of the Fund’s cash is deposited with one financial institution. Deposits, at times, may be in excess of federally insured limits. The Fund has not experienced any losses on its cash and cash equivalents, nor does it believe it is exposed to any significant credit risk.

Liquidity Constraints of Portfolio Funds – Since the Fund may make additional investments in or effect withdrawals from a Portfolio Fund only at certain times pursuant to limitations set forth in the governing documents of the Portfolio Fund, the Fund from time to time may have to invest a greater portion of its assets temporarily in money market securities than it otherwise might wish to invest and may have to borrow money to repurchase Shares. The redemption or withdrawal provisions regarding the Portfolio Funds vary from fund to fund. Therefore, the Fund may not be able to withdraw its investment in a Portfolio Fund promptly after it has made a decision to do so. Some Investment Funds may impose early redemption fees while others may not. This may adversely affect the Fund’s investment return or increase the Fund’s expenses and limit the Fund’s ability to make offers to repurchase Shares from shareholders. Portfolio Funds may be permitted to redeem their interests in-kind. Thus, upon the Fund’s withdrawal of all or a portion of its interest in an Investment Fund, it may receive securities that are illiquid or difficult to value.

Limited Liquidity – Shares in the Fund provide limited liquidity since shareholders will not be able to redeem Shares on a daily basis. A shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. There is no assurance that a shareholder will be able to tender its Shares when or in the amount that a shareholder desires. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

Non-Diversified Status – The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the 1940 Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by such securities could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of securities. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

Leverage Risk – The Fund does not generally intend to utilize leverage, however, the Fund is permitted to and may, in the sole discretion of the Investment Manager, leverage its investment positions, when deemed appropriate by the Investment Manager for any reason. Furthermore, the strategies implemented by the Portfolio Funds typically are leveraged. While leverage presents opportunities for increasing the total return on investments, it has the effect of potentially increasing losses as well. Accordingly, any event which adversely affects the value of an investment could be magnified to the extent leverage is utilized. The cumulative effect of the use of leverage with respect to any investments in a market that moves adversely to such investments could result in a substantial loss that would be greater than if the investment were not leveraged.

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ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND

NOTES TO Consolidated FINANCIAL STATEMENTS (Continued)

March 31, 2024

4.	RISK FACTORS (Continued)

Market Risk –Market risk arises primarily from changes in the market value of financial instruments. Exposure to market risk is influenced by a number of factors, including the relationships between financial instruments, and the volatility and liquidity in the markets in which the financial instruments are traded. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally, the value of Funds’ investments, and overall performance of the Fund. In many cases, the use of financial instruments serves to modify or offset market risk associated with other transactions, and accordingly, serves to decrease the Fund’s overall exposure to market risk. The Fund attempts to control its exposure to market risk through various analytical monitoring techniques.

5.	INVESTMENTS BY THE FUND

The Fund, generally, has the ability to liquidate its investments periodically, depending on the type of investment, and for the Portfolio Funds, depending on the provisions of the respective Portfolio Fund’s governing agreements. Contribution requirements may also vary based on each Portfolio Fund’s governing agreements. Investment advisors who operate Portfolio Funds in which the Fund invests, receive fees for their services. The fees include management fees, performance allocations and direct expenses based upon the NAV of the Fund’s investment. These fees are deducted directly from the trading account or Portfolio Fund investment balance in accordance with an advisory or limited partnership agreement. The management fees ranged from 0%–2% (with possible performance or high water mark fees ranging from 0% to 20%).

The Fund can liquidate or redeem the marketable securities, open-end investment companies and open-end foreign funds on a daily basis, and there are no restrictions or limitations placed on such investments. Additionally, the terms of the Portfolio Funds’ governing documents generally provide for restrictions on transferability, minimum holding periods or lock-ups, the suspension of redemptions/withdrawals or the institution of gates on redemptions/withdrawals, at the discretion of the Portfolio Funds’ Managers, and as a result, the Fund may not be able to redeem/withdraw from an investment in a Portfolio Fund without continued exposure to changes in valuations, which could be material.

The Fund’s share of Portfolio Funds that were 5% or more of its net assets as of March 31, 2024 is as follows:

Investment (Description of Strategy)	Percentage of NAV	Fair Value	Redemptions Permitted/Restrictions
Viking Global Opportunities L.P. (Long/Short Equity)(c)	8.5%	$12,811,516	After initial 3 year lock-up, rolling 2 year liquidity for liquid capital account and rolling annual liquidity for illiquid capital account (3 calendar month notice required)
Stripes V, LP (Private Equity)(a)	7.9%	$11,867,301

10 year term starting January 2021 subject to 3 1-year extensions upon discretion of GP with the consent of the LP Advisory Committee; redemptions are generally not permitted, but the general partner makes distributions from the sales of the underlying assets

RA Capital Healthcare Fund, L.P. (Long/Short Equity)(c)	7.5%	$11,292,124	Quarterly liquidity (90 calendar day notice required) after 1 year soft lock-up

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ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND

NOTES TO Consolidated FINANCIAL STATEMENTS (Continued)

March 31, 2024

5.	INVESTMENTS BY THE FUND (Continued)

Investment (Description of Strategy)	Percentage of NAV	Fair Value	Redemptions Permitted/Restrictions
Oaktree Opportunities Fund Xb, L.P. (Private Credit)(b)	7.4%	$11,064,616

10 year term starting January 2020 subject to automatic extensions up to 15th anniversary upon discretion of GP and further extension with limited partner approval; redemptions are generally not permitted, but the general partner makes distributions from the sales of the underlying assets

The Children’s Investment Fund (Long/Short Equity)(c)	6.4%	$9,647,306	Bi-yearly liquidity (4 months’ notice required); rebalancing entitlement permitted
AQR Delphi Long-Short Equity Fund, L.P. (Long/Short Equity)(c)	5.9%	$8,914,088	Monthly liquidity (30 calendar day notice required)
Coatue Qualified Partners, L.P. (Long/Short Equity)(c)	5.3%	$7,900,612	Annual liquidity (90 calendar day notice required) after 12 month lock-up

(a)	This strategy includes funds that focus on investment opportunities in private companies with attractive growth prospects and seek to achieve attractive, risk-adjusted absolute returns.

(b)

This strategy includes funds that focus on investment opportunities in private debt issued by companies that have little or no access to traditional sources of financing and seek to achieve attractive, risk-adjusted absolute returns.

(c)	This strategy includes funds that employ long and short trading in global equities and attempt to achieve capital appreciation.

As of March 31, 2024, certain of the Fund’s investments were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Fund owns 5% or more of the investment’s total capital. The activity resulting from investments in these investments, including dividend income as well as realized gains and losses, is identified in the Consolidated Statement of Operations as transactions with affiliated investments. A listing of these affiliated investments (including activity during the year ended March 31, 2024) is shown below:

Investment (1)	Fair Value 3/31/2023	Purchases	Proceeds From Sales or Other Dispositions	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation	Fair Value 3/31/2024	Dividend Income
Accolade Partners VII-C, L.P.	$1,308,647	$123,750	$—	$—	$253,160	$1,685,557	$—
Total Affiliated Investments	$1,308,647	$123,750	$—	$—	$253,160	$1,685,557	$—

(1)	Investment does not issue units or shares.

6.	INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS

Investment Management Fee – The Fund pays to the Investment Manager an investment management fee (the “Investment Management Fee”) in consideration of the advisory and other services provided by the Investment Manager to the Fund. Pursuant to an investment management agreement (the “Investment Management Agreement”), the Fund pays the Investment Manager a quarterly Investment Management Fee equal to 0.50% on

20

ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND

NOTES TO Consolidated FINANCIAL STATEMENTS (Continued)

March 31, 2024

6.	INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (Continued)

an annualized basis of the Fund’s NAV as of each quarter-end. NAV means the total value of all assets of the Fund, less an amount equal to all accrued debts, liabilities and obligations of the Fund. For purposes of determining the Investment Management Fee payable to the Investment Manager for any quarter, NAV will be calculated prior to any reduction for any fees and expenses of the Fund for that quarter, including, without limitation, the Investment Management Fee payable to the Investment Manager for that quarter, and before giving effect to any repurchase of Shares in the Fund effective as of that date. For the year ended March 31, 2024, the Fund incurred $705,954 in management fees.

The Investment Manager has entered into an investment management fee limitation agreement (the “Management Fee Limitation Agreement”) with the Fund, whereby the Investment Manager has agreed to waive 0.40% of its Investment Management Fee. The Management Fee Limitation Agreement was in effect for one year from the commencement of operations and will automatically renew for consecutive one-year terms thereafter (each, a “Current Term”). Neither the Fund nor the Investment Manager may terminate the Management Fee Limitation Agreement during the Current Term. The Investment Management Fee waiver is not subject for recoupment. For the year ended March 31, 2024, the Fund waived $564,763 in Investment Management Fees.

Certain officers of the Fund are employees of the Investment Manager and are not paid by the Fund for the services they provide to the Fund.

Administrative Services Fee – Pursuant to an administrative services agreement with the Fund, the Investment Manager is entitled to a fee calculated at an annual rate of 0.10%, payable quarterly in arrears, based upon the Fund’s net assets as of quarter-end for providing administrative services to the Fund. Such services include the review of shareholder reports and other filings with the SEC; oversight of the Fund’s primary service providers; periodic due diligence reviews of the Fund’s primary service providers; coordination and negotiation of all of the contracts and pricing relating to the Fund’s primary service providers, with the advice of Fund counsel; providing information to the Board relating to the review and selection of the Fund’s primary service providers; and all such other duties or services necessary for the appropriate administration of the Fund that are incidental to the foregoing services. For the year ended March 31, 2024, the Fund incurred $141,191 in administrative services fees.

Distributor – UMB Distribution Services, LLC is the distributor (also known as principal underwriter) of the Shares of the Fund and acts as the agent of the Trust in connection with the continuous offering of Shares of the Fund.

Administrator – UMB Fund Services, Inc. (the “Administrator”) serves as administrator to the Fund and provides certain administrative, tax, clerical, bookkeeping and investor related services. For these services the Administrator receives a quarterly fee, as well as reasonable out of pocket expenses. For the year ended March 31, 2024, the Fund incurred $147,781 in administration fees.

Certain trustees and officers of the Fund are employees of the Administrator and are not paid by the Fund for the services they provide to the Fund.

Custodian – UMB Bank, n.a. (the “UMB Bank”), an affiliate of the Administrator, serves as the primary custodian of the assets of the Fund, and may maintain custody of such assets with U.S. and non-U.S. sub custodians (which may be banks and trust companies), securities depositories and clearing agencies in accordance with the requirements of Section 17(f) of the 1940 Act and the rules thereunder. Assets of the Fund are not held by the Investment Manager or commingled with the assets of other accounts other than to the extent that securities are held in the name of the UMB Bank or U.S. or non-U.S. sub custodians in a securities depository, clearing agency or omnibus customer account of such custodian. In consideration for these services, the Fund pays the UMB Bank an asset based fee.

21

ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND

NOTES TO Consolidated FINANCIAL STATEMENTS (Continued)

March 31, 2024

6.	INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (Continued)

Chief Compliance Officer – Vigilant Compliance, LLC (“Vigilant”) provides Chief Compliance Officer (“CCO”) services to the Fund. An officer of the Fund is an employee of Vigilant.

Guarantees and Indemnification – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

7.	CAPITAL CONTRIBUTIONS AND WITHDRAWALS

The Fund will generally offer Shares for purchase as of the first business day of each calendar quarter, except that Shares may be offered more or less frequently as determined by the Board in its sole discretion. The Board may also suspend or terminate offerings of Shares at any time.

A substantial portion of the Fund’s investments are illiquid. For this reason, the Fund is structured as a closed-end fund, which means that the shareholders will not have the right to redeem their Shares on a daily basis. In addition, the Fund does not expect any trading market to develop for the Shares. As a result, if investors decide to invest in the Fund, they will have very limited opportunity to sell their Shares. At the discretion of the Board and provided that it is in the best interests of the Fund and the shareholders to do so, the Fund intends to provide a limited degree of liquidity for the shareholders by conducting repurchase offers generally quarterly with a valuation date on or about March 31, June 30, September 30 and December 31 of each year. Each repurchase offer ordinarily will be limited to the repurchase of approximately 5% of the Shares outstanding, but if the value of Shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of Shares tendered. In such event, shareholders will have their Shares repurchased on a pro rata basis, and tendering shareholders will not have all of their tendered Shares repurchased by the Fund. No shareholder will have the right to require the Fund to redeem its Shares.

8.	FEDERAL TAX INFORMATION

At March 31, 2024, the cost of investments on a tax basis and gross unrealized appreciation/(depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$117,048,790

Gross unrealized appreciation	48,830,598
Gross unrealized depreciation	(13,859,972)

Net unrealized appreciation on investments	$34,970,626

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses related to the Fund’s investments, including differences relating to the period before the Fund elected to be taxed as a RIC.

22

ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND

NOTES TO Consolidated FINANCIAL STATEMENTS (Continued)

March 31, 2024

8.	FEDERAL TAX INFORMATION (Continued)

U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. Permanent differences in book and tax accounting are attributable to net operating losses for the tax year ended October 31, 2023, and to nondeductible deferred income tax expenses for the fiscal year ended March 31, 2024. The following amounts have been reclassified to paid-in capital and total distributable earnings.

	Increase(Decrease)
	Paid-In Capital	Total Distributable Earnings (Loss)
Tax Year Ended October 31, 2023	$(17,729,538)	$17,729,538
Fiscal Year Ended March 31, 2024	$(410,550)	$410,550

As of October 31, 2023, the components of accumulated earnings/(losses) on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed long-term capital gains	433,348
Tax Accumulated earnings	433,348
Accumulated capital and other losses	—
Unrealized appreciation on investments	28,202,291
Total distributable earnings	$28,635,639

The tax character of distributions is disclosed for the Fund’s tax year, not the fiscal year, as it represents final and accurate information. There were no distributions paid by the Fund during the tax year ended October 31, 2023 as this is the Fund’s first tax year end as a RIC so there is no requirement to distribute prior to then.

Current taxes reflect the estimated tax liability of the Fund as of March 31, 2024, based on taxable income of the Subsidiary. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities of the Subsidiary for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is recognized if, based on the weight of the available evidence, it is more likely than not that all of the deferred income tax asset will not be realized.

Currently the federal income tax rate for a corporation is 21% and blended state tax rate net of Federal benefit is 5.53%. As of March 31, 2024, the Fund recorded a net deferred tax liability for the investments of the Subsidiary. Should a net deferred tax asset exist in the future, the Fund will assess whether a valuation allowance should be booked to reserve against that asset.

23

ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND

NOTES TO Consolidated FINANCIAL STATEMENTS (Continued)

March 31, 2024

8.	FEDERAL TAX INFORMATION (Continued)

The Fund’s current and deferred tax (expense)/benefit as of March 31, 2024 consist of the following:

Current Tax (Expense) Benefit
Federal	$—
State	—
Total Current Tax (Expense) Benefit	—
Deferred Tax (Expense) Benefit
Federal	(324,974)
State	(85,576)
Total Deferred Tax (Expense) Benefit	(410,550)
Total Income Tax (Expense) Benefit	$(410,550)

Components of the Fund’s deferred tax assets and liabilities are as follows:

Deferred tax liability
Net unrealized gain on investments	$(410,550)
Net Deferred Tax Asset/(Liability)	$(410,550)

Total income tax (expense)/benefit (current and deferred) differs from the amount computed by applying the federal and state statutory income tax rates to net investment income and realized and unrealized gain/(losses) on investment before taxes as follows:

Federal income tax (expense)/benefit at statutory rate	$(3,901,706)
State income tax (expense)/benefit (net of federal benefit)	(1,027,449)
Effect of RIC operations not subject to tax	4,518,605
Net income Tax (Expense) Benefit	$(410,550)

As it pertains to the Subsidiary, the utilization of net operating losses in future years is limited to the lesser of all available net operating losses or 80% of taxable income before net operating loss utilization. For the tax year ended October 31, 2023, the Fund did not utilize or defer any net operating losses.

As it pertains to the Subsidiary, capital losses incurred during the year can be carried back three years or forward five years. The Fund did not utilize or defer any capital losses during the period.

9.	INVESTMENT TRANSACTIONS

For the year ended March 31, 2024, the total purchases and total distribution proceeds from sale, redemption or other disposition of investments, excluding short-term investments, amounted to $121,848,796 and $107,471,296, respectively.

10.	SUBSEQUENT EVENTS

The Fund has evaluated the events and transactions through the date the financial statements were issued and determined there were no subsequent events that required adjustment to or disclosure in the financial statements.

24

ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Aspiriant Risk-Managed Capital Appreciation Fund

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Aspiriant Risk-Managed Capital Appreciation Fund (the “Fund”) as of March 31, 2024, the related consolidated statements of operations and cash flows for the year then ended, the statements of changes in net assets (consolidated as applicable) for each of the two years in the period then ended, the financial highlights (consolidated as applicable) for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2024, the results of its operations and its cash flows for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024, by correspondence with the custodian, transfer agent and underlying fund managers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2021.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
May 30, 2024

25

ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND

Other Information

March 31, 2024 (Unaudited)

BOARD CONSIDERATION OF THE INVESTMENT MANAGEMENT AGREEMENT

At a meeting of the Board of Trustees (the”Board”) held on March 6, 2024 and March 7, 2024 (the “Meeting”), by a unanimous vote, the Board, including a majority of Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act (the “Independent Trustees”), approved the continuation of the Investment Management Agreement between Aspiriant, LLC (the “Investment Manager”) and the Fund.

In advance of the Meeting, the Independent Trustees requested and received materials from the Investment Manager to assist them in considering the approval of the Investment Management Agreement. The Independent Trustees reviewed reports from third parties and management about the below factors, including a fund comparison report compiled by an independent third-party provider of investment company data, that included information comparing the Fund’s performance, fees and expenses with those of a group of peer funds selected by the independent third-party provider. The Board did not consider any single factor as controlling in determining whether to approve the Investment Management Agreement nor are the items described herein all-encompassing of the matters considered by the Board. Pursuant to relief granted by the U.S. Securities and Exchange Commission in light of the COVID-19 pandemic (the “Order”) and a determination by the Board that reliance on the Order was appropriate due to circumstances related to the current or potential effects of COVID-19, the Meeting was held by videoconference.

The Board engaged in a detailed discussion of the materials with management of the Investment Manager. The Independent Trustees then met separately with independent counsel to the Independent Trustees for a full review of the materials. Following this session, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the Investment Management Agreement.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment management services provided by the Investment Manager to the Fund under the Investment Management Agreement, including the selection of Fund investments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Investment Manager, including, among other things, providing office facilities, equipment, and personnel. The Board reviewed and considered the qualifications of the portfolio managers and other key personnel of the Investment Manager who provide the investment management and administrative services to the Fund. The Board determined that the Investment Manager’s portfolio managers and key personnel are well-qualified by education and/or training and experience to perform the services for the Fund in an efficient and professional manner. The Board also took into account the Investment Manager’s compliance policies and procedures, including the procedures used to determine the value of the Fund’s investments. The Board concluded that the overall quality of the advisory and administrative services provided to the Fund by the Investment Manager was satisfactory.

PERFORMANCE

The Board considered the investment performance of the Investment Manager with respect to the Fund. The Board considered the performance of the Fund as compared to the performance of several key indices for each year since the Fund’s inception and year-to-date through September 30, 2023. The Board also considered the overall performance of the Fund, noting that the Investment Manager did not currently manage any other funds with similar investment objectives and strategies as the Fund. The Board further considered performance information of the Fund relative to performance information provided for comparable peer funds by the independent third-party data provider. The Board concluded that, on the basis of the information provided, the Fund’s performance was satisfactory and within the range of comparable peer funds identified by the third-party data provider.

26

ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND

Other Information (Continued)

March 31, 2024 (Unaudited)

BOARD CONSIDERATION OF THE INVESTMENT MANAGEMENT AGREEMENT (Continued)

FEES AND EXPENSES

The Board reviewed the investment management fee rate and total expense ratio of the Fund. The Board compared the investment management fee and total expense ratio of the Fund with various comparative data provided by the independent third-party data provider. The Board noted that the investment management fee and expenses were lower than the fees and expenses payable by other comparable peer funds identified. In addition, the Board noted that the Investment Manager may waive investment management fees and/or reimburse expenses of the Fund pursuant to a contractual expense reimbursement agreement. The Board concluded that the investment management fees paid by the Fund and total expense ratio were lower than the comparable peer funds identified and reasonable and satisfactory in light of the services provided.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund’s investment management fee under the Investment Management Agreement, noting that there were no breakpoints. The Board considered the Fund’s investment management fees and concluded that the fees were reasonable and satisfactory in light of the services provided. The Board also determined that, given the Fund’s current size, economies of scale were not present at this time.

PROFITABILITY OF INVESTMENT MANAGER

The Board considered and reviewed information concerning the costs incurred and profits realized by the Investment Manager from its relationship with the Fund. The Board also reviewed the Investment Manager’s financial condition and noted that the financial condition appeared stable. The Board determined that the investment management fees and the compensation to the Investment Manager was reasonable and the financial condition was adequate.

ANCILLARY BENEFITS AND OTHER FACTORS

The Board also discussed other benefits to be received by the Investment Manager from its management of the Fund including, without limitation, the ability to market its advisory services for similar products in the future. The Board noted that the Investment Manager did not have affiliations with the Fund’s transfer agent, fund accountant, custodian, or distributor and, therefore, did not derive any benefits from the relationships these parties may have with the Fund. The Board concluded that the investment management fees were reasonable in light of the fall-out benefits.

GENERAL CONCLUSION

Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its shareholders to approve the continuance of the Investment Management Agreement.

PROXY VOTING POLICIES AND PROCEDURES

For a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, please call 1-877-997-9971 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the U.S. Securities and Exchange Commission at www.sec.gov as well as the Fund’s website at www.aspiriantfunds.com.

Information on how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available without charge, upon request, by calling 1-877-997-9971 or by accessing the website of the U.S. Securities and Exchange Commission.

27

ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND

Other Information (Continued)

March 31, 2024 (Unaudited)

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund files complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28

ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND

Fund Management

March 31, 2024 (Unaudited)

The identity of the members of the Board and the Fund’s officers and brief biographical information is set forth below. The Fund’s Statement of Additional Information includes additional information about the membership of the Board.

INDEPENDENT TRUSTEES
NAME, ADDRESS* AND YEAR OF BIRTH	POSITION(S) HELD WITH THE FUND	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX** OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEES
David G. Lee Year of Birth: 1952	Chairman and Trustee	Indefinite; Chairman since May 2019; Trustee since Inception	Retired (since 2012); President and Director, Client Opinions, Inc. (2003–2012); Chief Operating Officer, Brandywine Global Investment Management (1998-2002).	17	None
Robert Seyferth Year of Birth: 1952	Trustee	Indefinite; Since Inception	Retired (since 2009); Chief Procurement Officer/Senior Managing Director, Bear Stearns/JP Morgan Chase (1993-2009).	17	None
Gary E. Shugrue Year of Birth: 1954	Trustee	Indefinite; Since September 2021	Retired (since 2023); Managing Director, Veritable LP (2016-2023); Founder/President, Ascendant Capital Partners, LP (2001-2015).	17	Trustee, Quaker Investment Trust (3 portfolios) (registered investment company).

29

ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND

FUND MANAGEMENT (Continued)

March 31, 2024 (Unaudited)

INTERESTED TRUSTEE AND OFFICERS
NAME, ADDRESS* AND YEAR OF BIRTH	POSITION(S) HELD WITH THE FUND	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX** OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEES
Terrance P. Gallagher*** Year of Birth: 1958	Trustee	Indefinite; Since June 2020	Executive Vice President and Trust Platform Director, UMB Fund Services, Inc. (2024-Present); President and Trustee, Investment Managers Series Trust II (registered investment company) (2013-Present); Executive Vice President and Director of Fund Accounting, Administration and Tax, UMB Fund Services, Inc. (2007-2023).	17	Trustee, Investment Managers Series Trust II (13 portfolios) (registered investment company)
Marc Castellani Year of Birth: 1969	President	Indefinite; Since Inception	Managing Director, Aspiriant, LLC (2015-present).	N/A	N/A
Benjamin Schmidt Year of Birth: 1976	Treasurer	Indefinite; Since Inception	Director, Aspiriant, LLC (2015-present); Assistant Treasurer; Chief Compliance Officer; Anti-Money Laundering Officer, Aspiriant Trust (2015-Present).	N/A	N/A
Laura Boucher Year of Birth: 1981	Assistant Treasurer	Indefinite; Since Inception	Senior Manager, Fund Administration, Aspiriant, LLC (2015-Present).	N/A	N/A
Bernadette Murphy Year of Birth: 1964	Chief Compliance Officer	Indefinite; Since Inception	Director, Vigilant Compliance, LLC (investment management services firm) (2018-Present).	N/A	N/A

30

ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND

FUND MANAGEMENT (Continued)

March 31, 2024 (Unaudited)

INTERESTED TRUSTEE AND OFFICERS
NAME, ADDRESS* AND YEAR OF BIRTH	POSITION(S) HELD WITH THE FUND	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX** OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEES
Ann Maurer Year of Birth: 1972	Secretary	Indefinite; Since Inception

Senior Vice President, Client Services (2017-Present); Vice President, Senior Client Service Manager (2013-2017); Assistant Vice President, Client Relations Manager (2002-2013); UMB Fund Services, Inc.

				N/A	N/A

*	Address for Trustees and Officers: c/o UMB Fund Services, Inc., 235 West Galena Street, Milwaukee, Wisconsin 53212.

**

As of March 31, 2024, the fund complex consists of the Fund, AFA Private Credit Fund, Agility Multi-Asset Income Fund, Aspiriant Risk-Managed Real Assets Fund, Destiny Alternative Fund LLC, Destiny Alternative Fund (TEI) LLC, Felicitas Private Markets Fund, First Trust Alternative Opportunities Fund, First Trust Hedged Strategies Fund, First Trust Private Assets Fund, First Trust Private Credit Fund, First Trust Real Assets Fund, Infinity Core Alternative Fund, Keystone Private Income Fund, Pender Real Estate Credit Fund, Variant Alternative Income Fund, and Variant Impact Fund.

***	Mr. Gallagher is deemed an interested person of the Fund because of his affiliation with the Fund’s Administrator.

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ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND

INVESTMENT MANAGER
Aspiriant, LLC
11100 Santa Monica Blvd., Suite 600
Los Angeles, CA 90025

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

FUND COUNSEL

Faegre Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103-6996

CUSTODIAN BANK

UMB Bank, n.a.
1010 Grand Blvd.
Kansas City, MO 64106

TRANSFER AGENT / ADMINISTRATOR

UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212

DISTRIBUTOR

UMB Distribution Services, LLC
235 W. Galena Street
Milwaukee, WI 53212

(b) Not applicable.

Item 2.  Code of Ethics

The Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to the code of ethics during the period covered by this report. Subsequent to the period end, the code of ethics was amended to update the name of the Compliance Officer referred to in the code of ethics. The Registrant has not granted any waivers from any provision of the code of ethics during the period covered by this report.

The Registrant’s code of ethics is attached as exhibit 13(a)(1).

Item 3.  Audit Committee Financial Expert

The Registrant’s board of trustees has determined that Messrs. David G. Lee and Robert Seyferth qualify as the “audit committee financial experts” and are independent under the standards set forth in Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services

The aggregate fees billed for professional services by the principal accountant during the Registrant’s past two fiscal years is as follows:

(a) Audit Fees for Registrant.

Fiscal year ended March 31, 2023	$45,000
Fiscal year ended March 31, 2024	$55,000

(b) Audit-Related Fees for Registrant. These fees were billed by the Registrant’s independent auditors for assurance and related services that were reasonably related to the performance of the audit of the Registrant’s financial statements.

Fiscal year ended March 31, 2023	None
Fiscal year ended March 31, 2024	None

(c) Tax Fees for Registrant. These fees were billed for professional services rendered by the Registrant’s independent auditors for tax compliance, tax advice, and tax planning.

Fiscal year ended March 31, 2023	None
Fiscal year ended March 31, 2024	$6,150

(d) All Other Fees.

The aggregate fees billed for the first fiscal year for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

Fiscal year ended March 31, 2023	None
Fiscal year ended March 31, 2024	None

(e) Audit Committee’s pre-approval policies and procedures.

(1) The Audit Committee has adopted pre-approval policies and procedures that require the Audit Committee to pre-approve all audit and non-audit services of the Registrant, including services provided to the Registrant’s investment adviser or any entity controlling, controlled by or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant with respect to any engagement that directly relates to the operations and financial reporting of the Registrant.

(2) None of the principal accountant’s fees or services described in each of paragraphs (b) through (d) of this Item were approved by the audit committee pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50% of the hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Registrant, Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the past two fiscal years.

Fiscal year ended March 31, 2023	None
Fiscal year ended March 31, 2024	$6,150

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments

(a)	Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Fund invests substantially all of its investable assets in Investment Funds. While it is unlikely that the Fund will receive notices or proxies from Investment Funds (or receives proxy statements or similar notices in connection with any other portfolio securities), to the extent that the Fund does receive such notices or proxies and the Fund has voting interests in such Investment Funds, the Board has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Investment Manager. The Investment Manager will vote such proxies in accordance with its proxy policies and procedures.

The Investment Manager’s proxy policies and procedures require that the Investment Manager vote proxies received in a manner reasonably believed to be in the best interests of the Fund and its shareholders and not affected by any material conflict of interest. The Investment Manager considers shareholders’ best economic interests over the long term (i.e., considers the common interest of all shareholders over time). Although shareholders may have differing political or social interests or values, their economic interest is generally uniform.

The Investment Manager has adopted proxy voting guidelines to assist in making voting decisions on common issues. The guidelines are designed to address those securities in which the Fund generally invests and may be revised in the Investment Manager’s discretion. Any non-routine matters not addressed by the proxy voting guidelines are addressed on a case-by-case basis, taking into account all relevant facts and circumstances at the time of the vote, particularly where such matters have a potential for major economic impact on the issuer’s structure or operations. In making voting determinations, the Investment Manager may conduct research internally and/or use the resources of an independent research consultant. The Investment Manager may also consider other materials such as studies of corporate governance and/or analyses of shareholder and management proposals by a certain sector of companies and may engage in dialogue with an issuer’s management.

The Investment Manager acknowledges its responsibility to identify material conflicts of interest related to voting proxies. The Investment Manager’s employees are required to disclose to the Investment Manager’s chief compliance officer any personal conflicts, such as officer or director positions held by them, their spouses or close relatives, in any publicly traded company. Conflicts based on business relationships with the Investment Manager or any affiliate will be considered only to the extent that the Investment Manager has actual knowledge of such relationships. The Investment Manager then takes appropriate steps to address identified conflicts.

In some cases, the cost of voting a proxy may outweigh the expected benefits. For example, casting a vote on a foreign security may involve additional costs such as hiring a translator or traveling to the foreign country to vote the security in person. The Investment Manager may abstain from voting a proxy if the effect on shareholders’ economic interests or the value of the portfolio holding is indeterminable or insignificant.

In certain cases, securities on loan as part of a securities lending program may not be voted. Nothing in the proxy voting policies shall obligate the Investment Manager to exercise voting rights with respect to a portfolio security if it is prohibited by the terms of the security or by applicable law or otherwise.

The Investment Manager will not discuss with members of the public how it intends to vote on any particular proxy proposal.

The Fund will be required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. The Fund’s Form N-PX filing will be available: (i) without charge, upon request, by calling the Fund at (877) 997-9971 or (ii) by visiting the SEC’s website at https://www.sec.gov.

Item 8.  Portfolio Managers of Closed-end Management Investment Companies

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

The following is biographical information about the members of Aspiriant, LLC (the “Investment Manager”), who are primarily responsible for the day-to-day portfolio management of the Aspiriant Risk-Managed Capital Appreciation Fund as of June 6, 2024 are below:

John Allen, CFA

Mr. Allen is Chief Investment Officer (“CIO”) at the Investment Manager. Mr. Allen joined the Investment Manager as CIO in 2014. Prior to joining the Investment Manager he was a senior member of the client service team at Grantham, Mayo, Van Otterloo (“GMO”) from 2009 to 2014. Prior to joining GMO, Mr. Allen was Head of Investments at a large family office. He began working in the financial services industry in the investment banking department at Donaldson, Lufkin & Jenrette and business consulting practice of Stern Stewart & Company. Mr. Allen is a graduate of the University of Virginia.

Marc Castellani, CFA, CAIA, CIMA

Mr. Castellani is Managing Director of Investment Strategy & Research at the Investment Manager. Mr. Castellani joined the Investment Manager in 2015. Prior to joining the Adviser, he worked at J.P. Morgan Private Bank in Los Angeles from 2012 to 2015. Prior to joining J.P. Morgan Private Bank, he worked at U.S. Trust from 2010 to 2012. Previously, Mr. Castellani was a senior investment banker in the Merger and Acquisitions departments of J.P. Morgan and Banc of America Securities. He began his career in the financial services industry as an Associate in the corporate finance advisory practice of Stern Stewart & Company. Mr. Castellani is a graduate of Cornell University and holds a M.B.A from the University of Rochester.

(a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

The following table provides information about accounts, other than the Fund, of the personnel of Aspiriant, LLC (the “Investment Manager”), who are primarily responsible for the day-to-day portfolio management (the “Portfolio Managers”) as of March 31, 2024.

	Type of Accounts	Total # of Accounts Managed	Total Assets ($mm)	# of Accounts Managed that Advisory Fee Based on Performance	Total Assets that Advisory Fee Based on Performance ($mm)
1. John Allen	Registered Investment Companies:	5	$4,319	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	0	$0	0	$0
2. Marc Castellani	Registered Investment Companies:	5	$4,319	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	0	$0	0	$0

Conflicts of Interest

While the compensation of Portfolio Managers is not tied directly to the performance of a Fund, the Portfolio Managers’ management of other accounts may give rise to potential conflicts of interest in connection with their management of a Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the Portfolio Manager could favor one account over another. Another potential conflict could include the Portfolio Managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby the Portfolio Manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Investment Manager has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated. The Investment Manager’s trade allocation policy is to aggregate client transactions, including the Fund’s, where possible when it is believed that such aggregation may facilitate the Investment Manager’s duty of best execution. Client accounts for which orders are aggregated receive the average price of such transaction. Any transaction costs incurred in the transaction are shared pro rata based on each client’s participation in the transaction. The Investment Manager generally allocates securities among client accounts according to each account’s pre-determined participation in the transaction. The Investment Manager’s policy prohibits any allocation of trades that would favor any proprietary accounts, affiliated accounts, or any particular client(s) or group of clients more over any other account(s). The Investment Manager prohibits late trading, frequent trading and/or market timing in the Funds and monitors trades daily to ensure this policy is not violated.

(a)(3) Compensation Structure of Portfolio Manager

As of March 31, 2024, the Portfolio Managers are compensated with base compensation, bonus (a percentage of base compensation), and a share purchase incentive (bonus based on percentage of profit of the Investment Manager divided by shareholders per capita).

(a)(4) Disclosure of Securities Ownership

As of March 31, 2024, none of the portfolio managers beneficially owned any shares of the Fund.

(b) Not applicable

Item 9.  Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

No material changes to report.

Item 11.  Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.  Exhibits

(a)	(1)	Code of Ethics. Filed herewith.

(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Not applicable.

(4)	Change in the registrant’s independent public accountant. There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certification of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Aspiriant Risk-Managed Capital
Appreciation Fund

By	/s/ Marc Castellani
Title	Marc Castellani, President and Principal Executive Officer

Date	6/6/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Marc Castellani
Title	Marc Castellani, President and Principal Executive Officer

Date	6/6/2024

By	/s/ Benjamin Schmidt
Title	Benjamin Schmidt, Treasurer and Principal Financial Officer

Date	6/6/2024